SCHEDULE OF INVESTMENTS
Thornburg International Equity Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 93.7%
	Banks — 8.9%
	Banks — 8.9%
	BNP Paribas SA	696,455	$ 44,401,570
	HDFC Bank Ltd.	3,359,179	67,878,478
	ING Groep NV Series N,	2,695,163	46,072,495
	Mitsubishi UFJ Financial Group, Inc.	7,477,219	80,353,730
			238,706,273
	Capital Goods — 17.3%
	Aerospace & Defense — 5.6%
	MTU Aero Engines AG	108,954	27,864,220
	Rheinmetall AG	104,914	53,448,556
	Safran SA	335,183	70,859,571
	Construction & Engineering — 2.0%
	Ferrovial SE	1,377,111	53,476,889
	Electrical Equipment — 6.3%
	ABB Ltd.	1,449,169	80,519,246
	Mitsubishi Electric Corp.	396,777	6,331,810
	Schneider Electric SE	345,230	82,929,145
	Industrial Conglomerates — 3.4%
	Hitachi Ltd.	4,088,070	91,498,167
			466,927,604
	Commercial & Professional Services — 1.5%
	Professional Services — 1.5%
	Recruit Holdings Co. Ltd.	738,258	39,493,981
			39,493,981
	Consumer Durables & Apparel — 4.2%
	Household Durables — 3.0%
	Sony Group Corp.	958,920	81,295,723
	Textiles, Apparel & Luxury Goods — 1.2%
	LVMH Moet Hennessy Louis Vuitton SE	43,470	33,221,089
			114,516,812
	Consumer Services — 0.8%
	Diversified Consumer Services — 0.8%
[a]	New Oriental Education & Technology Group, Inc. Sponsored ADR	273,171	21,233,582
			21,233,582
	Consumer Staples Distribution & Retail — 3.7%
	Consumer Staples Distribution & Retail — 3.7%
	Alimentation Couche-Tard, Inc.	698,573	39,201,381
	Seven & i Holdings Co. Ltd.	4,899,142	59,682,505
			98,883,886
	Energy — 4.8%
	Oil, Gas & Consumable Fuels — 4.8%
	Shell plc	965,617	34,741,530
	TotalEnergies SE	1,417,038	94,590,606
			129,332,136
	Financial Services — 2.1%
	Capital Markets — 1.2%
	B3 SA - Brasil Bolsa Balcao	17,564,731	32,175,247
	Financial Services — 0.9%
	Edenred SE	583,525	24,628,348
			56,803,595
	Food, Beverage & Tobacco — 2.5%
	Beverages — 0.9%
	Diageo plc	736,239	23,169,261
	Food Products — 1.6%

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Equity Fund	June 30, 2024 (Unaudited)

Issuer-Description	SHARES	VALUE
Danone SA	404,284	$ 24,713,821
Nestle SA	63,635	6,496,302
Nissin Foods Holdings Co. Ltd.	524,576	13,309,213
		67,688,597
Health Care Equipment & Services — 1.1%
Health Care Equipment & Supplies — 1.1%
Alcon, Inc.	323,070	28,779,076
		28,779,076
Household & Personal Products — 3.1%
Personal Care Products — 3.1%
Estee Lauder Cos., Inc. Class A	134,720	14,334,208
L’Oreal SA	155,306	68,201,580
		82,535,788
Insurance — 5.0%
Insurance — 5.0%
AIA Group Ltd.	2,717,760	18,445,429
Assicurazioni Generali SpA	1,642,992	40,980,224
NN Group NV	1,632,267	75,953,950
		135,379,603
Materials — 5.4%
Chemicals — 5.4%
Air Liquide SA	267,677	46,233,946
Akzo Nobel NV	326,555	19,857,342
Linde plc	180,240	79,218,737
		145,310,025
Media & Entertainment — 1.1%
Entertainment — 0.9%
Nexon Co. Ltd.	1,305,646	24,142,562
Interactive Media & Services — 0.2%
Kanzhun Ltd. ADR	330,228	6,211,589
		30,354,151
Pharmaceuticals, Biotechnology & Life Sciences — 5.7%
Life Sciences Tools & Services — 0.1%
Stevanato Group SpA	149,015	2,732,935
Pharmaceuticals — 5.6%
AstraZeneca plc	469,030	73,258,794
Roche Holding AG	282,248	78,380,406
		154,372,135
Semiconductors & Semiconductor Equipment — 4.6%
Semiconductors & Semiconductor Equipment — 4.6%
NVIDIA Corp.	357,940	44,219,908
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	459,453	79,857,526
		124,077,434
Software & Services — 3.4%
Software — 3.4%
Constellation Software, Inc.	16,647	47,966,431
SAP SE	212,048	43,038,648
		91,005,079
Technology Hardware & Equipment — 4.3%
Electronic Equipment, Instruments & Components — 1.4%
Keyence Corp.	87,291	38,276,960
Technology Hardware, Storage & Peripherals — 2.9%
Samsung Electronics Co. Ltd.	1,320,713	78,196,955
		116,473,915
Telecommunication Services — 3.0%
Diversified Telecommunication Services — 2.0%

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Equity Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Internet Initiative Japan, Inc.	661,331	$ 9,739,722
	Orange SA	4,487,340	44,952,694
	Wireless Telecommunication Services — 1.0%
	Vodafone Group plc	29,064,854	25,630,428
			80,322,844
	Transportation — 3.6%
	Air Freight & Logistics — 0.7%
	Deutsche Post AG	483,717	19,576,616
	Ground Transportation — 2.9%
	Canadian Pacific Kansas City Ltd.	990,290	77,965,532
			97,542,148
	Utilities — 7.6%
	Electric Utilities — 5.7%
	Endesa SA	2,280,834	42,832,047
	Enel SpA	8,772,378	61,009,716
	Iberdrola SA	3,798,970	49,289,983
	Multi-Utilities — 1.9%
	E.ON SE	3,912,110	51,344,480
			204,476,226
	Total Common Stock (Cost $1,929,920,687)		2,524,214,890
	Warrant — 0.0%
	Software & Services — 0.0%
	Software — 0.0%
[a,b]	Constellation Software, Inc., 3/31/2040	16,647	1
			1
	Total Warrants (Cost $0)		1
	Short-Term Investments — 5.6%
[c]	Thornburg Capital Management Fund	14,996,749	149,967,489
	Total Short-Term Investments (Cost $149,967,489)		149,967,489
	Total Investments — 99.3% (Cost $2,079,888,176)		$2,674,182,380
	Other Assets Less Liabilities — 0.7%		17,981,508
	Net Assets — 100.0%		$2,692,163,888

Outstanding Forward Currency Contracts To Buy Or Sell At June 30, 2024
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	BBH	Sell	176,551,900	8/20/2024	189,517,844	$ 3,026,127	$ —

Net unrealized appreciation (depreciation)						$3,026,127

*	Counterparty includes Brown Brothers Harriman & Co. ("BBH").

Footnote Legend
a	Non-income producing.
b	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
c	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg International Equity Fund	June 30, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg International Equity Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg International Equity Fund	June 30, 2024 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Forward currency contracts are valued by a third-party pricing service provider.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/23	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/24	Dividend Income
Thornburg Capital Mgmt. Fund	$204,881,109	$474,767,993	$(529,681,613)	$-	$-	$149,967,489	$6,202,362